Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$71,015,699.43	0.2040681	$55,826,825.39	0.1604219	$15,188,874.05
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$263,855,699.43	0.2314849	$248,666,825.39	0.2181594	$15,188,874.05

Weighted Avg. Coupon (WAC)	3.25%		3.26%
Weighted Avg. Remaining Maturity (WARM)	28.61		27.72
Pool Receivables Balance	$289,766,560.15		$273,936,777.00
Remaining Number of Receivables	32,689		31,990

Adjusted Pool Balance	$281,082,503.78		$265,893,629.73

III. COLLECTIONS

Principal:
Principal Collections	$15,351,828.86
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$182,842.44
Total Principal Collections	$15,534,671.30

Interest:
Interest Collections	$760,329.17
Late Fees & Other Charges	$36,327.47
Interest on Repurchase Principal	$-
Total Interest Collections	$796,656.64

Collection Account Interest	$2,770.25
Reserve Account Interest	$526.00
Servicer Advances	$-

Total Collections	$16,334,624.19

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$16,334,624.19
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,334,624.19

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$241,472.13	$-	$241,472.13	$241,472.13
Collection Account Interest					$2,770.25
Late Fees & Other Charges					$36,327.47
Total due to Servicer					$280,569.85

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$46,752.00		$46,752.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$174,231.00		$174,231.00	$174,231.00

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$15,744,546.34

9. Regular Principal Distribution Amount:					$15,188,874.05

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,188,874.05
Class A-4 Notes				$-
Class A Notes Total:		$15,188,874.05		$15,188,874.05
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,188,874.05		$15,188,874.05

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					555,672.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,684,056.37
Beginning Period Amount	$8,684,056.37
Current Period Amortization	$640,909.10
Ending Period Required Amount	$8,043,147.27
Ending Period Amount	$8,043,147.27
Next Distribution Date Required Amount	$7,427,708.10

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	34
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.13%	6.48%	6.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.32%	31,454	97.41%	$266,853,858.78
30 - 60 Days	1.31%	419	2.02%	$5,537,398.35
61 - 90 Days	0.30%	96	0.46%	$1,255,753.16
91-120 Days	0.07%	21	0.11%	$289,766.71
121 + Days	0.00%	0	0.00%	$-
Total		31,990		$273,936,777.00

Delinquent Receivables 30+ Days Past Due
Current Period	1.68%	536	2.59%	$7,082,918.22
1st Preceding Collection Period	1.68%	550	2.53%	$7,318,140.01
2nd Preceding Collection Period	1.58%	529	2.41%	$7,381,113.15
3rd Preceding Collection Period	1.57%	542	2.36%	$7,655,524.57
Four-Month Average	1.63%		2.47%

Repossession in Current Period		25		$271,841.69
Repossession Inventory		74		$251,597.27

Current Charge-Offs
Gross Principal of Charge-Offs				$477,954.29
Recoveries				$(182,842.44)
Net Loss				$295,111.85

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.22%

Average Pool Balance for Current Period				$281,851,668.58

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.26%
1st Preceding Collection Period				0.88%
2nd Preceding Collection Period				0.72%
3rd Preceding Collection Period				0.49%
Four-Month Average				0.84%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	46	1,796	$28,085,287.39
Recoveries	23	1,585	$(15,578,974.17)
Net Loss			$12,506,313.22
Cumulative Net Loss as a % of Initial Pool Balance			1.05%

Net Loss for Receivables that have experienced a Net Loss *	42	1,500	$12,555,346.86
Average Net Loss for Receivables that have experienced a Net Loss			$8,370.23

Principal Balance of Extensions			$1,694,462.04
Number of Extensions			121

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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